REVENUE - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Total deferred revenues	$ 11.4	$ 15.2
Deferred revenue, noncurrent portion	0.4	$ 0.6
Revenues recognized	$ 14.6